Commitments and Contingencies (Details) - CNY (¥)	Dec. 18, 2023	Dec. 31, 2025
Commitments and Contingencies [Line Items]
Contractual Obligation		¥ 165,000
Payment to contract	¥ 72,410,000
Liquidated damages	¥ 20,000,000
Smart Virtual Simulation Platform [Member]
Commitments and Contingencies [Line Items]
Contractual Obligation		6,700,000
Future payments		2,680,000
Digital Campus Management Platform [Member]
Commitments and Contingencies [Line Items]
Contractual Obligation		5,800,000
Future payments		¥ 2,320,000